Share Based Payments - Schedule of Stock Options Activity (Details) - Coinshares International Limited [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Performance-Based Options [Member]
Schedule of Stock Options Activity [Line Items]
Number of share options, Outstanding beginning balance	1,119,995	1,149,995	1,773,600
Weighted average exercise price, Outstanding beginning balance	$ 1.79	$ 1.82	$ 1.73
Intrinsic Value, Outstanding beginning balance	$ 6,736	$ 2,472	$ 307
Number of share options, Forfeited			(623,605)
Weighted average exercise price, Forfeited			$ 1.78
Intrinsic Value, Forfeited
Number of share options, Repurchased	(1,019,995)
Weighted average exercise price, Repurchased	$ 1.83
Number of share options, Exercised	(100,000)	(30,000)
Weighted average exercise price, Exercised	$ 1.85	$ 1.83
Intrinsic Value, Exercised
Number of share options, Outstanding ending balance		1,119,995	1,149,995
Weighted average exercise price, Outstanding ending balance		$ 1.79	$ 1.82
Intrinsic Value, Outstanding ending balance		$ 6,736	$ 2,472
Number of share options, Exercisable ending balance		1,119,995	1,149,995
Weighted average exercise price, Exercisable ending balance		$ 1.79	$ 1.82
Intrinsic Value, Exercisable ending balance		$ 6,736	$ 2,472
Time-Based Options [Member]
Schedule of Stock Options Activity [Line Items]
Number of share options, Outstanding beginning balance	2,127,503	2,537,949	2,202,857
Weighted average exercise price, Outstanding beginning balance	$ 4.42	$ 4.95	$ 5.24
Intrinsic Value, Outstanding beginning balance	$ 7,191	$ 2,782	$ 172
Number of share options, Granted	345,038	115,000	448,000
Weighted average exercise price, Granted	$ 7.9	$ 4.75	$ 2.09
Number of share options, Forfeited	(86,591)	(284,820)	(96,983)
Weighted average exercise price, Forfeited	$ 7.45	$ 6.12	$ 2.28
Number of share options, Repurchased	(408,932)	(48,409)
Weighted average exercise price, Repurchased	$ 4.42	$ 3.71
Number of share options, Exercised	(145,943)	(192,217)	(5,479)
Weighted average exercise price, Exercised	$ 1.96	$ 2.07	$ 1.78
Number of share options, Liquidated			(10,446)
Weighted average exercise price, Liquidated			$ 1.78
Number of share options, Outstanding ending balance	1,831,075	2,127,503	2,537,949
Weighted average exercise price, Outstanding ending balance	$ 5.94	$ 4.42	$ 4.95
Intrinsic Value, Outstanding ending balance	$ 12,182	$ 7,191	$ 2,782
Number of share options, Exercisable ending balance	1,145,037	1,145,477	1,129,445
Weighted average exercise price, Exercisable ending balance	$ 6.03	$ 3.5	$ 2.31
Intrinsic Value, Exercisable ending balance	$ 7,523	$ 5,120	$ 2,034